Accounts receivable and prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable And Prepaid Expenses
Schedule of accounts receivable and prepaid expenses

	December 31,	December 31,
	2024	2023
Accounts receivable (Note 11(b))	$239,265	$389,895
Prepaid expenses	72,054	63,745
Total	$311,319	$453,640